Trade and other payables	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Trade and other payables.
Trade and other payables

10. Trade and other payables

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Trade payable	1,473,770	737,946
Sales taxes payable	53,762	21,547
Government remittances	—	9,450
Salaries and vacation payable	250,329	261,388
	1,777,861	1,030,331

13. Trade and other payables

	2022	2021
	$	$
Trade payable	737,946	560,870
Sales taxes payable	21,547	34,076
Government remittances	9,450	46,030
Salaries and vacation payable	261,388	207,078
	1,030,331	848,054